UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      W.P. Stewart & Co., Ltd.

Address:   527 Madison Avenue
           New York, NY 10022


Form 13F File Number: 28-1432


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Seth L. Pearlstein
Title:  General Counsel
Phone:  212-750-8585

Signature,  Place,  and  Date  of  Signing:

/s/ Seth L. Pearlstein             New York, NY                       5/13/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number  Name

                 NONE
---------------  ---------------------------------------------------------------

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              26

Form 13F Information Table Value Total:  $    1,475,094
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
AMPHENOL CORP NEW CL A         COM            032095101   117633  2162766 SH       SOLE                2162766      0    0
ANSYS INC COM                  COM            03662Q105    91517  1688820 SH       SOLE                1688820      0    0
APPLE INC COM                  COM            037833100   122785   352317 SH       SOLE                 352317      0    0
BECTON DICKINSON & CO COM      COM            075887109    47459   596075 SH       SOLE                 596075      0    0
BOEING CO COM                  COM            097023105      333     4500 SH       SOLE                   4500      0    0
GOOGLE INC CL A                COM            38259P508    98562   167977 SH       SOLE                 167977      0    0
ICICI BK LTD ADR               ADR            45104G104      285     5725 SH       SOLE                   5725      0    0
INFOSYS TECHNOLOGIES LTD SPONS ADR            456788108     3204    44690 SH       SOLE                  44690      0    0
INTERCONTINENTALEXCHANGE INC   COM            45865V100    70924   574099 SH       SOLE                 574099      0    0
MASTERCARD INC CL A            COM            57636Q104   105700   419912 SH       SOLE                 419912      0    0
MYRIAD GENETICS INC COM        COM            62855J104    21434  1063739 SH       SOLE                1063739      0    0
NEW YORK TIMES CO CL A         COM            650111107      852    90000 SH       SOLE                  90000      0    0
PEPSICO INC COM                COM            713448108    72868  1131322 SH       SOLE                1131322      0    0
POLO RALPH LAUREN CORP CL A    COM            731572103   100537   813078 SH       SOLE                 813078      0    0
PRAXAIR INC COM                COM            74005P104    98102   965567 SH       SOLE                 965567      0    0
PROCTER & GAMBLE CO COM        COM            742718109    74213  1204760 SH       SOLE                1204760      0    0
QUALCOMM INC COM               COM            747525103      244     4450 SH       SOLE                   4450      0    0
SAP AG SPON ADR                ADR            803054204      252     4100 SH       SOLE                   4100      0    0
SCHWAB CHARLES CORP NEW COM    COM            808513105    78389  4347705 SH       SOLE                4347705      0    0
STAPLES INC COM                COM            855030102    55073  2835881 SH       SOLE                2835881      0    0
TARGET CORP COM                COM            87612E106    63850  1276736 SH       SOLE                1276736      0    0
UNITED TECHNOLOGIES CORP COM   COM            913017109    58298   688693 SH       SOLE                 688693      0    0
URBAN OUTFITTERS INC COM       COM            917047102    65889  2208800 SH       SOLE                2208800      0    0
VALE S A ADR                   ADR            91912E105      202     6050 SH       SOLE                   6050      0    0
VERISK ANALYTICS INC CL A      COM            92345Y106    45566  1390905 SH       SOLE                1390905      0    0
YUM BRANDS INC COM             COM            988498101    80923  1574989 SH       SOLE                1574989      0    0


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